Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit Loss, Additional Improvements [Abstract]
Bad debts (in Dollars)	$ 10
Revenue percentage	86.00%	63.00%